Condensed Parent Company Information - Schedule of Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Feb. 28, 2026	Feb. 28, 2025
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	22,614,376	22,600,576
Ordinary shares, outstanding	22,614,376	22,600,576
Treasury shares	2,363,567	2,363,567
Four Seasons Education (Cayman) Inc.
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	22,614,376	22,600,576
Ordinary shares, outstanding	22,614,376	22,600,576
Treasury shares	2,363,567	2,363,567